Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers (inclusive of VAT)	$ 3,092,295	$ 1,667,886	$ 1,724,079
Interest received	269,771	293,478	117,296
Interest paid	(27,052)	(14,734)	(10,217)
Payments to suppliers and employees (inclusive of VAT)	(6,729,281)	(6,306,258)	(5,803,647)
Government grants received and tax incentives	187,718	197,041	641,233
Net cash used in operating activities	(3,206,549)	(4,162,587)	(3,331,256)
Cash flows from investing activities
Payments for property, plant and equipment	(26,926)	(12,760)	(3,152)
Net cash used in investing activities	(26,926)	(12,760)	(3,152)
Cash flows from financing activities
Proceeds from issue of shares	2,949,857		15,353,291
Share issue transaction costs	(436,203)		(1,790,460)
Proceeds from exercise of warrants	1,180,052
Shares buyback (Small parcel plan) payments		(20,291)
Repayment of lease liabilities	(218,550)	(251,325)	(236,466)
Net cash provided by/ (used in) financing activities	3,475,156	(271,616)	13,326,365
Net Increase (decreased) in cash and cash equivalents and restricted cash	241,681	(4,446,963)	9,991,957
Cash and cash equivalents and restricted cash at the beginning of the financial year	8,444,709	12,891,672	2,899,715
Cash and cash equivalents and restricted cash at the end of the financial year	$ 8,686,390	$ 8,444,709	$ 12,891,672